OTHER INCOME	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
OTHER INCOME
OTHER INCOME

18.    OTHER INCOME

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Currency exchange service income	104,982	78,506
Funds distribution service income	28,595	39,529
Enterprise public relations service charge income	42,985	25,201
Market information and data income	23,972	22,497
Underwriting fee income	47,770	10,905
IPO subscription service charge income	136,972	3,327
Others	4,566	10,856
Total	389,842	190,821

18.    OTHER INCOME

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Currency exchange service income	154,433	111,277
Funds distribution service income	48,771	61,661
Enterprise public relations service charge income	76,809	33,979
Market information and data income	34,148	31,989
Underwriting fee income	68,216	19,932
Trust service income	2,918	5,448
IPO subscription service charge income	163,331	5,318
Others	7,186	28,170
Total	555,812	297,774